Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2024
Income Tax [Line Items]
Federal tax rate percentage	23.00%	23.00%	23.00%
Corporate tax rate	(2.30%)	(0.70%)	(0.50%)
Deferred taxes valuation allowance	$ 68,706	$ 40,091		$ 40,091
Israel [Member]
Income Tax [Line Items]
Percentage of tax rate	23.00%
Carry forward loss		181,000	$ 93,300
Israel [Member] | Nanox AI Ltd [Member]
Income Tax [Line Items]
Carry forward loss		93,700	74,700
United States [Member]
Income Tax [Line Items]
Carry forward loss	$ 1,300
Federal tax rate percentage	21.00%
Korea [Member] | Nanox Korea [Member]
Income Tax [Line Items]
Percentage of tax rate	10.00%
Carry forward loss		$ 40,100	$ 21,800
Carry forward loss years	15 years
Minimum [Member] | Korea [Member]
Income Tax [Line Items]
Corporate tax rate	10.00%
Maximum [Member] | Korea [Member]
Income Tax [Line Items]
Corporate tax rate	25.00%